Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 1,006,824	¥ 405,326
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 54,430	¥ 79,761